Borrowings (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2026 JPY (¥)
Borrowings [Line Items]
Interest expenses	$ 5,691	¥ 891,496	¥ 1,770,933	¥ 3,427,580
Bank loans amount	216,131				¥ 33,859,000
Long term debt, current	97,051		15,204,000		15,204,000
Long term debt, non current	119,080		¥ 33,859,000		18,655,000
Third-Party Borrowings [Member]
Borrowings [Line Items]
Long term debt, current	97,051				15,204,000
Long term debt, non current	97,051				15,204,000
Other Long-Term Debt	$ 216,131				¥ 33,859,000